STOCKHOLDERS' EQUITY (Details 2) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Beginning Balance	262,420	1,195,675
Number of Options, Granted	1,543,000	0
Number of Options, Vested	(442,960)	(933,255)
Number of Options, Forfeited	(187,624)	0
Number of Options Ending Balance	1,174,836	262,420
Weighted Average Fair Value Beginning Balance	$ 0.2955	$ 0.2955
Weighted Average Fair Value, Granted	$ 1.0609	$ 0
Weighted Average Fair Value, Vested during the year	$ 0.9293	$ 0.2955
Weighted Average Fair Value Forfeited during the year	$ 0.2760	$ 0
Weighted Average Fair Value Ending Balance	$ 0.9926	$ 0.2955